Annual Fund Operating Expenses - Class A Class C and Institutional Class - Leisure Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.68%
Class C
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	2.44%